INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INTANGIBLE ASSETS, NET
Total Intangible assets	¥ 85,880		¥ 88,006
Accumulated amortization	(24,247)		(14,530)
Impairment loss of technology with discontinued online lending information intermediaries	(17,220)
Intangible assets, net	44,413		73,476
Amortization expense	9,717	$ 1,489	9,398	¥ 2,640
Expected amortization expense related to intangible assets
2021	7,281
2022	5,599
2023	5,599
2024	3,971
2025	3,397
Thereafter	¥ 18,568
Minimum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	2 years 7 months 6 days	2 years 7 months 6 days
Maximum
INTANGIBLE ASSETS, NET
Amortization periods (in years)	20 years	20 years
Brokerage licenses
INTANGIBLE ASSETS, NET
Total Intangible assets	¥ 51,880		54,006
Trade Name
INTANGIBLE ASSETS, NET
Total Intangible assets	6,400		6,400
Technology
INTANGIBLE ASSETS, NET
Total Intangible assets	¥ 27,600		¥ 27,600